Securities (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Securities

$ millions, as at October 31	2025	2024
Securities measured and designated at FVOCI	$88,905	$76,693
Securities measured at amortized cost (1)	65,471	71,610
Securities mandatorily measured and designated at FVTPL	128,859	106,042
Total securities	$283,235	$254,345

(1)	During the year, less than $1 million of amortized cost debt securities were disposed of, generally shortly before their maturity, resulting in a realized gain of nil (2024: a realized gain of nil).

Summary of Residual Term to Contractual Maturity of Financial Instruments

	Residual term to contractual maturity
$ millions, as at October 31	Within 1 year		1 to 5 years		5 to 10 years		Over 10 years		No specific maturity			2025 Total		2024 Total
	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)
Debt securities measured at FVOCI
Securities issued or guaranteed by:
Canadian federal government	$2,922	4.0%	$10,756	3.2%	$1,845	3.5%	$–	–%	$–	–%	$15,523	3.4%	$11,685	3.8%
Other Canadian governments	487	2.4	1,757	2.8	14,009	3.1	240	3.4	–	–	16,493	3.1	16,414	3.2
U.S. Treasury and agencies	12,651	3.3	18,385	3.8	2,315	4.2	–	–	–	–	33,351	3.6	29,152	3.9
Other foreign governments	4,076	3.2	3,597	4.2	80	5.5	3	6.6	–	–	7,756	3.7	5,560	4.4
Mortgage-backed securities (2)	189	3.9	2,966	3.5	203	2.7	351	4.5	–	–	3,709	3.6	3,470	4.1
Asset-backed securities	516	4.6	–	–	41	4.9	390	4.8	–	–	947	4.7	657	5.9
Corporate and other debt	3,011	4.2	6,580	4.4	499	4.6	16	4.4	–	–	10,106	4.3	9,083	4.7
	$23,852		$44,041		$18,992		$1,000		$–		$87,885		$76,021
Securities measured at amortized cost
Securities issued or guaranteed by:
Canadian federal government	$431	0.8%	$2,469	3.2%	$593	3.5%	$–	–%	$–	–%	$3,493	2.9%	$2,904	2.5%
Other Canadian governments	1,561	1.8	9,977	2.7	8,193	3.5	266	3.4	–	–	19,997	2.9	21,634	3.0
U.S. Treasury and agencies	8,261	1.6	19,291	3.3	1,538	4.0	–	–	–	–	29,090	2.8	33,727	2.5
Other foreign governments	369	3.0	557	3.3	472	1.7	158	2.6	–	–	1,556	2.7	1,527	2.5
Mortgage-backed securities (3)	441	2.8	3,106	2.7	639	2.4	347	3.5	–	–	4,533	2.7	5,297	3.3
Asset-backed securities	147	5.7	346	4.4	–	–	1,864	5.6	–	–	2,357	5.5	2,236	6.0
Corporate and other debt	980	1.9	2,734	3.3	731	4.4	–	–	–	–	4,445	3.2	4,285	3.3
	$12,190		$38,480		$12,166		$2,635		$–		$65,471		$71,610
Debt securities mandatorily measured and designated at FVTPL
Securities issued or guaranteed by:
Canadian federal government	$2,409		$10,040		$3,202		$1,154		$–		$16,805		$17,799
Other Canadian governments	1,728		1,315		1,152		6,289		–		10,484		9,909
U.S. Treasury and agencies	698		6,934		1,530		3,336		–		12,498		6,750
Other foreign governments	212		810		48		–		–		1,070		2,128
Mortgage-backed securities (4)	572		4,391		646		–		–		5,609		3,980
Asset-backed securities	278		291		923		484		–		1,976		303
Corporate and other debt	759		2,400		706		775		–		4,640		4,385
	$6,656		$26,181		$8,207		$12,038		$–		$53,082		$45,254
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	$–	–%	$–	–%	$–	–%	$–	–%	$76,797	n/m	$76,797	n/m	$61,460	n/m

Total securities (5)	$42,698		$108,702		$39,365		$15,673		$76,797		$283,235		$254,345

(1)	Represents the weighted-average yield, which is determined by applying the weighted average of the yields of individual fixed income securities.
(2)
Includes securities backed by mortgages insured by the Canada Mortgage and Housing Corporation (CMHC), with amortized cost of $3,177 million (2024: $2,832 million) and fair value of $3,180 million (2024: $2,827 million); securities issued by Federal National Mortgage Association (Fannie Mae), with amortized cost of $
222

million (2024: $284 million) and fair value of $217 million (2024: $275 million); securities issued by Federal Home Loan Mortgage Corporation (Freddie Mac), with amortized cost of $78 million (2024: $103 million) and fair value of $76 million (2024: $
99
million); and securities issued by Government National Mortgage Association, a U.S. government corporation (Ginnie Mae), with amortized cost of $239 million (2024: $274 million) and fair value of $236 million (2024: $269 million).

(3)
Includes securities backed by mortgages insured by the CMHC, with amortized cost of $2,632 million (2024: $2,585 million) and fair value of $2,634 million (2024: $2,582 million); securities issued by Fannie Mae, with amortized cost of $198 million (2024: $471 million) and fair value of $189 million (2024: $448 million); securities issued by Freddie Mac, with amortized cost of $1,009 million (2024: $1,536 million) and fair value of $968 million (2024: $1,450 million); and securities issued by Ginnie Mae, with amortized cost of $156 million (2024: $123 million) and fair value of $155 million (2024: $118 million).

(4)	Includes securities backed by mortgages insured by the CMHC of $5,608 million (2024: $3,977 million).
(5)
Includes securities denominated in U.S. dollars with carrying value of $139.9 billion (2024: $126.7 billion) and securities denominated in other foreign currencies with carrying value of $
17.3
billion (2024: $12.4 billion).

n/m	Not meaningful.

Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at October 31				2025				2024
	Cost/ Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$15,531	$9	$ (17)	$15,523	$11,715	$1	$(31)	$11,685
Other Canadian governments	16,484	50	(41)	16,493	16,506	9	(101)	16,414
U.S. Treasury and agencies	33,345	64	(58)	33,351	29,362	10	(220)	29,152
Other foreign governments	7,727	31	(2)	7,756	5,542	22	(4)	5,560
Mortgage-backed securities	3,716	5	(12)	3,709	3,493	–	(23)	3,470
Asset-backed securities	947	–	–	947	656	1	–	657
Corporate and other debt	10,092	17	(3)	10,106	9,085	7	(9)	9,083
	87,842	176	(133)	87,885	76,359	50	(388)	76,021
Corporate equity (2)	979	65	(24)	1,020	653	51	(32)	672
Total	$88,821	$241	$(157)	$88,905	$77,012	$101	$(420)	$76,693

(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $23 million (2024: $19 million).
(2)	Includes restricted stock.

Summary of Profit or Loss Recognized on FVOCI Securities
The table below presents profit or loss recognized on FVOCI debt securities:

$ millions, for the year ended October 31	2025	2024
Realized gains	$50	$64
Realized losses	(27)	(26)
(Provision for) reversal of credit losses on debt securities	(3)	3
Total	$20	$41

Summary of Allowance for Credit Losses measured at FVOCI
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI and amortized cost:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the year ended October 31		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
2025	Debt securities measured at FVOCI and amortized cost
	Balance at beginning of year	$7	$17	$12	$36
	Provision for (reversal of) credit losses (2)	(1)	2	36	37
	Write-offs	–	–	–	–
	Foreign exchange and other	–	1	1	2
	Balance at end of year	$6	$20	$49	$75
	Comprises:
	Debt securities measured at FVOCI	$3	$20	$–	$23
	Debt securities measured at amortized cost	3	–	49	52
2024	Debt securities measured at FVOCI and amortized cost
	Balance at beginning of year	$8	$20	$14	$42
	Reversal of credit losses (2)	–	(3)	(2)	(5)
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	–	–	(1)
	Balance at end of year	$7	$17	$12	$36
	Comprises:
	Debt securities measured at FVOCI	$2	$17	$–	$19
	Debt securities measured at amortized cost	5	–	12	17

(1)	Includes stage 3 ECL allowance on originated credit-impaired amortized cost debt securities.
(2)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our consolidated statement of income.